YieldMax Target 12 Big 50 Option Income ETF
Schedule of Investments
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.2%		Shares	Value
Aerospace & Defense - 0.8%
General Electric Co. (a)		295	$59,454

Agriculture - 0.9%
Philip Morris International, Inc. (a)		407	69,744

Auto Manufacturers - 2.8%
Tesla, Inc. (a)(b)		800	225,728

Banks - 4.2%
Bank of America Corp. (a)		1,859	74,137
JPMorgan Chase & Co. (a)		659	161,205
Morgan Stanley (a)		372	42,936
Wells Fargo & Co. (a)		738	52,405
			330,683

Beverages - 2.0%
Coca-Cola Co. (a)		1,372	99,538
PepsiCo, Inc. (a)		422	57,215
			156,753

Biotechnology - 0.7%
Amgen, Inc. (a)		177	51,493

Computers - 11.5%
Apple, Inc. (a)		4,018	853,825
International Business Machines Corp. (a)		238	57,553
			911,378

Cosmetics & Personal Care - 1.3%
Procter & Gamble Co. (a)		645	104,858

Diversified Financial Services - 4.2%
American Express Co. (a)		183	48,753
Mastercard, Inc. - Class A (a)		236	129,342
Visa, Inc. - Class A (a)		460	158,930
			337,025

Healthcare - Products - 2.6%
Abbott Laboratories (a)		448	58,576
Danaher Corp. (a)		238	47,441
Intuitive Surgical, Inc. (a)(b)		100	51,580
Thermo Fisher Scientific, Inc. (a)		116	49,764
			207,361

Healthcare - Services - 1.4%
UnitedHealth Group, Inc. (a)		268	110,266

Internet - 18.1%
Alphabet, Inc. - Class A (a)		3,076	488,469
Amazon.com, Inc. (a)(b)		2,441	450,169
Meta Platforms, Inc. - Class A (a)		700	384,300
Netflix, Inc. (a)(b)		100	113,172
			1,436,110

Machinery - Construction & Mining - 0.5%
Caterpillar, Inc. (a)		136	42,061

Oil & Gas - 2.6%
Chevron Corp. (a)		500	68,030
Exxon Mobil Corp. (a)		1,319	139,326
			207,356

Pharmaceuticals - 7.0%
AbbVie, Inc. (a)		528	103,013
Eli Lilly & Co. (a)		303	272,382
Johnson & Johnson (a)		707	110,511
Merck & Co., Inc. (a)		816	69,523
			555,429

Private Equity - 0.5%
Blackstone, Inc. (a)		275	36,220

Retail - 5.8%
Costco Wholesale Corp. (a)		116	115,362
Home Depot, Inc. (a)		267	96,251
McDonald's Corp. (a)		211	67,446
Walmart, Inc. (a)		1,841	179,037
			458,096

Semiconductors - 15.0%
Advanced Micro Devices, Inc. (a)(b)		1,000	97,350
Broadcom, Inc. (a)		1,300	250,211
NVIDIA Corp. (a)		6,960	758,083
QUALCOMM, Inc. (a)		318	47,210
Texas Instruments, Inc. (a)		253	40,493
			1,193,347

Software - 13.9%
Adobe, Inc. (a)(b)		120	44,998
Intuit, Inc.		78	48,943
Microsoft Corp. (a)		1,995	788,544
Oracle Corp. (a)		766	107,791
Salesforce, Inc. (a)		241	64,759
ServiceNow, Inc. (b)		52	49,660
			1,104,695

Telecommunications - 1.4%
Cisco Systems, Inc. (a)		1,057	61,021
Verizon Communications, Inc. (a)		1,192	52,519
			113,540
TOTAL COMMON STOCKS (Cost $8,358,121)			7,711,597

PURCHASED OPTIONS - 0.4%(c)(d)	Notional Amount	Contracts
Call Options - 0.4%			$–
Abbott Laboratories, Expiration: 05/16/2025; Exercise Price: $140.00	$52,300	4	76
Alphabet, Inc., Expiration: 05/16/2025; Exercise Price: $170.00	476,400	30	2,550
Broadcom, Inc., Expiration: 05/16/2025; Exercise Price: $200.00	250,211	13	5,882
Coca-Cola Co., Expiration: 05/16/2025; Exercise Price: $80.00	94,315	13	65
McDonald's Corp., Expiration: 05/16/2025; Exercise Price: $330.00	63,930	2	523
Merck & Co., Inc., Expiration: 05/16/2025; Exercise Price: $90.00	68,160	8	452
Meta Platforms, Inc., Expiration: 05/16/2025; Exercise Price: $645.00	384,300	7	1,712
Microsoft Corp., Expiration: 05/16/2025; Exercise Price: $410.00	750,994	19	9,642
Netflix, Inc., Expiration: 05/16/2025; Exercise Price: $1,220.00	113,172	1	560
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $135.00	751,548	69	518
Philip Morris International, Inc., Expiration: 05/16/2025; Exercise Price: $175.00	68,544	4	600
Procter & Gamble Co., Expiration: 05/16/2025; Exercise Price: $180.00	97,542	6	12
UnitedHealth Group, Inc., Expiration: 05/16/2025; Exercise Price: $630.00	82,288	2	50
Verizon Communications, Inc., Expiration: 05/16/2025; Exercise Price: $48.0	48,466	11	11
Visa, Inc., Expiration: 05/16/2025; Exercise Price: $365.00	138,200	4	306
Walmart, Inc., Expiration: 05/16/2025; Exercise Price: $100.00	175,050	18	3,357
TOTAL PURCHASED OPTIONS (Cost $28,881)			26,316

SHORT-TERM INVESTMENTS - 1.6%		Shares
Money Market Funds - 1.6%
First American Government Obligations Fund - Class X, 4.25% (e)		129,657	129,657
TOTAL SHORT-TERM INVESTMENTS (Cost $129,657)			129,657

TOTAL INVESTMENTS - 99.2% (Cost $8,516,659)			7,867,570
Other Assets in Excess of Liabilities - 0.8%			65,958
TOTAL NET ASSETS - 100.0%			$7,933,528
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

YieldMax Target 12 Big 50 Option Income ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (1.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.5)%
Abbott Laboratories, Expiration: 05/16/2025; Exercise Price: $135.00	$(52,300)	(4)	$(318)
AbbVie, Inc., Expiration: 05/16/2025; Exercise Price: $195.00	(97,550)	(5)	(2,087)
Adobe, Inc., Expiration: 05/16/2025; Exercise Price: $375.00	(37,498)	(1)	(925)
Advanced Micro Devices, Inc., Expiration: 05/16/2025; Exercise Price: $115.00	(97,350)	(10)	(845)
Alphabet, Inc., Expiration: 05/16/2025; Exercise Price: $165.00	(476,400)	(30)	(5,265)
Amazon.com, Inc., Expiration: 05/16/2025; Exercise Price: $205.00	(442,608)	(24)	(2,892)
American Express Co., Expiration: 05/16/2025; Exercise Price: $280.00	(26,641)	(1)	(215)
Amgen, Inc., Expiration: 05/16/2025; Exercise Price: $310.00	(29,092)	(1)	(228)
Apple, Inc., Expiration: 05/16/2025; Exercise Price: $220.00	(850,000)	(40)	(14,200)
Bank of America Corp., Expiration: 05/16/2025; Exercise Price: $39.00	(71,784)	(18)	(2,673)
Blackstone, Inc., Expiration: 05/16/2025; Exercise Price: $150.00	(26,342)	(2)	(50)
Broadcom, Inc., Expiration: 05/16/2025; Exercise Price: $190.00	(250,211)	(13)	(12,058)
Caterpillar, Inc., Expiration: 05/16/2025; Exercise Price: $330.00	(30,927)	(1)	(153)
Chevron Corp., Expiration: 05/16/2025; Exercise Price: $145.00	(68,030)	(5)	(450)
Cisco Systems, Inc., Expiration: 05/16/2025; Exercise Price: $60.00	(57,730)	(10)	(845)
Coca-Cola Co., Expiration: 05/16/2025; Exercise Price: $75.00	(94,315)	(13)	(371)
Costco Wholesale Corp., Expiration: 05/16/2025; Exercise Price: $1,020.00	(99,450)	(1)	(1,153)
Danaher Corp., Expiration: 05/16/2025; Exercise Price: $210.00	(39,866)	(2)	(275)
Eli Lilly & Co., Expiration: 05/16/2025; Exercise Price: $860.00	(269,685)	(3)	(16,373)
Exxon Mobil Corp., Expiration: 05/16/2025; Exercise Price: $115.00	(137,319)	(13)	(338)
General Electric Co., Expiration: 05/16/2025; Exercise Price: $200.00	(40,308)	(2)	(1,080)
Home Depot, Inc., Expiration: 05/16/2025; Exercise Price: $370.00	(72,098)	(2)	(775)
International Business Machines Corp., Expiration: 05/16/2025; Exercise Price: $275.00	(48,364)	(2)	(34)
Intuitive Surgical, Inc., Expiration: 05/16/2025; Exercise Price: $540.00	(51,580)	(1)	(320)
Johnson & Johnson, Expiration: 05/16/2025; Exercise Price: $160.00	(109,417)	(7)	(626)
JPMorgan Chase & Co., Expiration: 05/16/2025; Exercise Price: $250.00	(146,772)	(6)	(1,857)
Mastercard, Inc., Expiration: 05/16/2025; Exercise Price: $540.00	(109,612)	(2)	(3,490)
McDonald's Corp., Expiration: 05/16/2025; Exercise Price: $320.00	(63,930)	(2)	(1,335)
Merck & Co., Inc., Expiration: 05/16/2025; Exercise Price: $85.00	(68,160)	(8)	(1,932)
Meta Platforms, Inc., Expiration: 05/16/2025; Exercise Price: $600.00	(384,300)	(7)	(5,582)
Microsoft Corp., Expiration: 05/16/2025; Exercise Price: $395.00	(750,994)	(19)	(21,090)
Morgan Stanley, Expiration: 05/16/2025; Exercise Price: $120.00	(34,626)	(3)	(424)
Netflix, Inc., Expiration: 05/16/2025; Exercise Price: $1,190.00	(113,172)	(1)	(1,020)
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $125.00	(751,548)	(69)	(2,277)
Oracle Corp., Expiration: 05/16/2025; Exercise Price: $150.00	(98,504)	(7)	(973)
PepsiCo, Inc., Expiration: 05/16/2025; Exercise Price: $150.00	(54,232)	(4)	(14)
Philip Morris International, Inc., Expiration: 05/16/2025; Exercise Price: $170.00	(68,544)	(4)	(1,420)
Procter & Gamble Co., Expiration: 05/16/2025; Exercise Price: $175.00	(97,542)	(6)	(48)
QUALCOMM, Inc., Expiration: 05/16/2025; Exercise Price: $155.00	(44,538)	(3)	(1,020)
Salesforce, Inc., Expiration: 05/16/2025; Exercise Price: $280.00	(53,742)	(2)	(618)
Tesla, Inc., Expiration: 05/16/2025; Exercise Price: $315.00	(225,728)	(8)	(4,000)
Texas Instruments, Inc., Expiration: 05/16/2025; Exercise Price: $180.00	(32,010)	(2)	(55)
Thermo Fisher Scientific, Inc., Expiration: 05/16/2025; Exercise Price: $490.00	(42,900)	(1)	(220)
UnitedHealth Group, Inc., Expiration: 05/16/2025; Exercise Price: $610.00	(82,288)	(2)	(25)
Verizon Communications, Inc., Expiration: 05/16/2025; Exercise Price: $46.00	(48,466)	(11)	(220)
Visa, Inc., Expiration: 05/16/2025; Exercise Price: $350.00	(138,200)	(4)	(1,810)
Walmart, Inc., Expiration: 05/16/2025; Exercise Price: $97.50	(175,050)	(18)	(5,436)
Wells Fargo & Co., Expiration: 05/16/2025; Exercise Price: $70.00	(49,707)	(7)	(1,676)
TOTAL WRITTEN OPTIONS (Premiums received $109,546)			$(121,091)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

YieldMax Target 12 Big 50 Option Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$7,711,597	$–	$–	$7,711,597
Purchased Options	–	26,316	–	26,316
Money Market Funds	129,657	–	–	129,657
Total Investments	$7,841,254	$26,316	$–	$7,867,570

Liabilities:
Investments:
Written Options	$–	$(121,091)	$–	$(121,091)
Total Investments	$–	$(121,091)	$–	$(121,091)

Refer to the Schedule of Investments for further disaggregation of investment categories.